Note 14 - Guarantor Subsidiaries (Details) - Condensed Consolidating Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Revenues	$ 85,330	$ 67,019	$ 161,780	$ 158,172	$ 321,143	$ 477,634	$ 418,813
Cost of sales	(80,219)	(43,051)	(131,051)	(86,002)	(177,627)	(212,639)	(223,994)
Depreciation, depletion, amortization	(20,211)	(9,879)	(34,218)	(19,540)	(43,522)	(47,066)	(60,011)
General and administrative	(7,482)	(5,527)	(14,421)	(10,028)	(21,253)	(18,540)	(18,219)
Exploration and pre-development	(6,221)	(7,146)	(12,714)	(12,757)	(31,822)	(26,959)	(21,605)
Gain on derivative contracts			7,200		10,500	7,100
Aurizon acquisition costs	(20,308)		(25,600)
Income (loss) before income taxes	(31,653)	3,217	(13,144)	23,104	23,833	233,142	(74,549)
(Provision) benefit from income taxes	6,795	(693)	(620)	(8,008)	(8,879)	(81,978)	123,532
Net income (loss)	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Preferred stock dividends	138	138	276	276	552	552	13,633
Income (loss) applicable to common shareholders	(24,996)	2,386	(14,040)	14,820	14,402	150,612	35,350
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	372	869	2,785	(122)	(1,346)	7,140	(3,033)
General and administrative	(3,993)	(3,089)	(7,465)	(5,664)	11,519	10,355	11,030
Exploration and pre-development	(253)	(268)	(417)	(401)	1,262	407	916
Gain on derivative contracts	6,541	6,171	28,080	940		37,988
Aurizon acquisition costs	(14,148)		(14,148)
Equity in earnings (losses) of subsidiaries	(13,625)	(2,740)	(14,698)	13,847	21,246	254,902	(9,618)
Other	248	1,581	(7,901)	6,496	18,292	(138,104)	94,338
Income (loss) before income taxes	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Net income (loss)	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Changes in comprehensive income (loss)	(1,944)	586	(4,775)	(805)	(420)	(8,381)	(935)
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Preferred stock dividends	(138)	(138)	(276)	(276)	(552)	(552)	(13,633)
Income (loss) applicable to common shareholders	(24,996)	2,386	(14,040)	14,820	14,402	150,612	35,350
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	74,838	66,150	148,875	158,294	322,489	470,494	421,846
Cost of sales	(51,777)	(33,172)	(88,602)	(66,462)	134,105	165,573	163,983
Depreciation, depletion, amortization	(16,887)	(9,879)	(30,894)	(19,540)	43,522	47,066	60,011
General and administrative	(3,137)	(2,455)	(6,547)	(4,248)	9,519	7,909	7,023
Exploration and pre-development	(8,553)	(8,272)	(16,748)	(15,042)	38,700	23,548	16,249
Closed operations		(1,492)		(2,692)	(2,259)	(8,961)	(200,458)
Aurizon acquisition costs	1,422
Other	3,643	(7,310)	1,943	(13,269)	(27,747)	4,920	7,073
Income (loss) before income taxes	(451)	3,570	8,027	37,041	66,637	222,357	(18,805)
(Provision) benefit from income taxes	211	(2,854)	(5,254)	(15,780)	29,802	(44,448)	(17,578)
Net income (loss)	(240)	716	2,773	21,261	36,835	266,805	(1,227)
Changes in comprehensive income (loss)	4,257	(764)	3,830	(1,135)	(911)	(3,089)	497
Comprehensive income (loss)	4,017	(48)	6,603	20,126	35,924	263,716	(730)
Income (loss) applicable to common shareholders	(240)	716	2,773	21,261	36,835	266,805	(1,227)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	10,120		10,120
Cost of sales	(8,231)		(8,231)
Depreciation, depletion, amortization	(3,324)		(3,324)
General and administrative	(352)	17	(409)	(116)	215	276	166
Exploration and pre-development	(1,927)	(2,077)	(4,852)	(4,151)	9,776	7,450	4,440
Closed operations		(743)		(1,721)	(2,393)	(786)	(678)
Aurizon acquisition costs	(11,080)		(11,452)
Other	(3,225)	(653)	(3,957)	(1,426)	(3,207)	(3,391)	(3,106)
Income (loss) before income taxes	(18,019)	(3,456)	(22,105)	(7,414)	(15,591)	(11,903)	(8,390)
(Provision) benefit from income taxes	6,321		6,321
Net income (loss)	(11,698)	(3,456)	(15,784)	(7,414)	(15,591)	(11,903)	(8,390)
Changes in comprehensive income (loss)	(1,425)	(132)	(3,830)	(130)	1,438	(679)	458
Comprehensive income (loss)	(13,123)	(3,588)	(19,614)	(7,544)	(14,153)	(12,582)	(7,932)
Income (loss) applicable to common shareholders	(11,698)	(3,456)	(15,784)	(7,414)	(15,591)	(11,903)	(8,390)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (losses) of subsidiaries	13,625	2,740	14,698	(13,847)	(21,246)	(254,902)	9,618
Other	(1,950)	(2,161)		(7,772)	(20,921)	126,426	(105,955)
Income (loss) before income taxes	11,675	579	14,698	(21,619)	(42,167)	(128,476)	(96,337)
(Provision) benefit from income taxes	263	2,161	(1,687)	7,772	(20,923)	126,426	(105,954)
Net income (loss)	11,938	2,740	13,011	(13,847)	(21,244)	(254,902)	9,617
Changes in comprehensive income (loss)	(2,832)	896		1,265	(527)	3,768	(955)
Comprehensive income (loss)	9,106	3,636	13,011	(12,582)	(21,771)	(251,134)	8,662
Income (loss) applicable to common shareholders	11,938	2,740	13,011	(13,847)	(21,244)	(254,902)	9,617
Consolidated Entities [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	85,330	67,019	161,780	158,172	321,143	477,634	418,813
Cost of sales	(60,008)	(33,172)	(96,833)	(66,462)	134,105	165,573	163,983
Depreciation, depletion, amortization	(20,211)	(9,879)	(34,218)	(19,540)	43,522	47,066	60,011
General and administrative	(7,482)	(5,527)	(14,421)	(10,028)	21,253	18,540	18,219
Exploration and pre-development	(10,733)	(10,617)	(22,017)	(19,594)	49,738	31,405	21,605
Gain on derivative contracts	6,541	6,171	28,080	940		37,988
Closed operations		(2,235)		(4,413)	(4,652)	(9,747)	(201,136)
Aurizon acquisition costs	(23,806)		(25,600)
Other	(1,284)	(8,543)	(9,915)	(15,971)	(33,583)	(10,149)	(7,650)
Income (loss) before income taxes	(31,653)	3,217	(13,144)	23,104	23,833	233,142	(74,549)
(Provision) benefit from income taxes	6,795	(693)	(620)	(8,008)	8,879	81,978	(123,532)
Net income (loss)	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Changes in comprehensive income (loss)	(1,944)	(586)	(4,775)	(805)	(420)	(8,381)	(935)
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Preferred stock dividends	(138)	(138)	(276)	(276)	(552)	(552)	(13,633)
Income (loss) applicable to common shareholders	$ (24,996)	$ 2,386	$ (14,040)	$ 14,820	$ 14,402	$ 150,612	$ 35,350